RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 - RELATED PARTY TRANSACTIONS

RELATED PARTIES

Related parties with whom the Company had transactions are:

Related Parties	Relationship

George Blankenbaker	President and significant stockholder of the Company

Leverage Investments LLC	An entity owned and controlled by the president and significant stockholder of the Company

Growers Synergy Pte Ltd.	An entity owned and controlled by the president and significant stockholder of the Company

ADVANCES FROM STOCKHOLDER

From time to time, stockholders of the Company advance funds to the Company for working capital purpose. Those advances are unsecured, non-interest bearing and due on demand.

LEASE OF CERTAIN OFFICE SPACE FROM LEVERAGE INVESTMENTS, LLC

The Company leases certain office space with Leverage Investments, LLC for $500 per month on a month-to-month basis since July 1, 2011. For the interim period ended June 30, 2012, the Company recorded $1,500 in rent expenses due Leverage Investment LLC.

CONSULTING SERVICES, MANAGEMENT AND OFF-TAKE AGREEMENT WITH GROWERS SYNERGY PTE LTD.

Prior to November 1, 2011, the Company engaged Growers Synergy Pte Ltd. to provide farm management consulting services on a month-to-month basis, at $20,000 per month as of July 1, 2011.

On November 1, 2011, the Company entered into a Management and Off-Take Agreement (the "Agreement") with Growers Synergy Pte Ltd. ("GSPL"), a Singapore corporation owned and controlled by the president and major stockholder of the Company. Under the terms of the Agreement, the Company will engage GSPL to supervise the Company's farm management operations, recommend quality farm management programs for stevia cultivation, assist in the hiring of employees and provide training to help the Company meet its commercialization targets, develop successful models to propagate future agribusiness services, and provide back-office and regional logistical support for the development of proprietary stevia farm systems in Vietnam, Indonesia and potentially other countries. GSPL will provide services for a term of two (2) years from the date of signing, at $20,000 per month. The Agreement may be terminated by the Company upon 30 day notice. In connection with the Agreement, the parties agreed to enter into an off-take agreement whereby GSPL agreed to purchase all of the non-stevia crops produced at the Company's GSPL supervised farms.

Consulting services provided by Growers Synergy Pte Ltd. is as follows:

For the Period
	For the Interim	from April 11, 2011
	Period Ended	(inception) through
	June 30, 2012	June 30, 2011

Consulting services received and consulting fees booked	$60,000	$-
	$60,000	$-

Future minimum payments required under this agreement at June 30, 2012 were as follows:

Fiscal Year Ending March 31:
2013 (remainder of the fiscal year)	$180,000
2014	140,000

NOTE 7 - RELATED PARTY TRANSACTIONS

RELATED PARTIES

Related parties with whom the Company had transactions are:

Related Parties	Relationship

George Blankenbaker	President and significant stockholder of the Company

Leverage Investments LLC	An entity owned and controlled by the president and significant stockholder of the Company

Growers Synergy Pte Ltd.	An entity owned and controlled by the president and significant stockholder of the Company

ADVANCES FROM STOCKHOLDER

From time to time, stockholders of the Company advance funds to the Company for working capital purpose. Those advances are unsecured, non-interest bearing and due on demand.

LEASE OF CERTAIN OFFICE SPACE FROM LEVERAGE INVESTMENTS, LLC

The Company leases certain office space with Leverage Investments, LLC for $500 per month on a month-to-month basis since July 1, 2011. For the period from April 11, 2011 (inception) through March 31, 2012, the Company recorded $9,200 in rent expenses due Leverage Investment LLC.

CONSULTING SERVICES, MANAGEMENT AND OFF-TAKE AGREEMENT WITH GROWERS SYNERGY PTE LTD.

Prior to November 1, 2011, the Company engaged Growers Synergy Pte Ltd. to provide farm management consulting services on a month-to-month basis, at $20,000 per month as of July 1, 2011.

On November 1, 2011, the Company entered into a Management and Off-Take Agreement (the "Agreement") with Growers Synergy Pte Ltd. ("GSPL"), a Singapore corporation owned and controlled by the president and major stockholder of the Company. Under the terms of the Agreement, the Company will engage GSPL to supervise the Company's farm management operations, recommend quality farm management programs for stevia cultivation, assist in the hiring of employees and provide training to help the Company meet its commercialization targets, develop successful models to propagate future agribusiness services, and provide back-office and regional logistical support for the development of proprietary stevia farm systems in Vietnam, Indonesia and potentially other countries. GSPL will provide services for a term of two (2) years from the date of signing, at $20,000 per month. The Agreement may be terminated by the Company upon 30 day notice. In connection with the Agreement, the parties agreed to enter into an off-take agreement whereby GSPL agreed to purchase all of the non-stevia crops produced at the Company's GSPL supervised farms.

Consulting services provided by Growers Synergy Pte Ltd. for the period from April 11, 2011 (inception) through March 31, 2012 is as follows:

March 31, 2012

Consulting services received and consulting fees booked	$180,000
$180,000

Future minimum payments required under this agreement at March 31, 2012 were as follows:

Fiscal Year Ending March 31:
2013	$240,000
2014	140,000
$380,000